SUBSEQUENT EVENTS (Details Narrative) - USD ($)			1 Months Ended			3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 15, 2022	Jun. 15, 2022	May 31, 2022	Apr. 30, 2022	May 31, 2020	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Aug. 11, 2022	May 19, 2022	Feb. 29, 2020
Subsequent Event [Line Items]
Federal income tax refund									$ (1,038,359)	$ (536,862)
Principal amount											$ 10,000,000
Proceeds from loan					$ 1,000,000.0
Settlement Liabilities, Current									341,919	$ 376,921
Stock warrants held by employees							3,750,000	4,250,000
Co Founders Agreement [Member]
Subsequent Event [Line Items]
Settlement Liabilities, Current									$ 715,596				$ 2,000,000.0
Repurchase of common stock							$ 626,187
Liability recovery amount							324,230
Linden Real Estate Holdings LLC [Member]
Subsequent Event [Line Items]
Proceeds from loan		$ 5,522,829
Common Class A [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted									10,000	1,800,000
Advancing Promissory Note [Member]
Subsequent Event [Line Items]
Principal amount	$ 27,000,000.0	$ 27,000,000.0					$ 27,000,000.0
Warrants to purchase common stock	818,181,819	818,181,819					818,181,819
Debt instrument percentage	8.00%	8.00%
Origination fee	$ 270,000	$ 270,000
Advancing Promissory Note [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Shares Issued, Price Per Share	$ 0.033	$ 0.033					$ 0.033
Conversion of Stock, Shares Converted	818,181,819
Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Principal amount	$ 30,000,000.0	$ 30,000,000.0
Warrants to purchase common stock	150,000,000	150,000,000
Shares Issued, Price Per Share	$ 0.22	$ 0.22
Convertible Promissory Note [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Shares Issued, Price Per Share	$ 0.22	$ 0.22
Subsequent Event [Member]
Subsequent Event [Line Items]
Federal income tax refund				$ 300,000
Subsequent Event [Member] | Co Founders Agreement [Member]
Subsequent Event [Line Items]
Shares Issued, Price Per Share												$ 0.25
Sale of Stock, Number of Shares Issued in Transaction			26,091,136
One time payment			$ 1,043,645
Repurchase of common stock						$ 652,278
Liability recovery amount						$ 324,228
Subsequent Event [Member] | Linden Real Estate Holdings LLC [Member]
Subsequent Event [Line Items]
Debt instrument percentage			8.00%
Long-Term Line of Credit			$ 5,700,000
Debt Instrument, Maturity Date			Jun. 01, 2024
Proceeds from loan		$ 5,522,829
Subsequent Event [Member] | Moji Life [Member] | Funding Agreement [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Amount Outstanding During Period			$ 150,000
Line of Credit Facility, Interest Rate at Period End			8.00%
Advanced amount			$ 40,000
Subsequent Event [Member] | Advancing Promissory Note [Member]
Subsequent Event [Line Items]
Principal amount			$ 27,000,000.0
Warrants to purchase common stock			818,181,819
Debt instrument percentage			8.00%
Origination fee			$ 270,000
Subsequent Event [Member] | Advancing Promissory Note [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Shares Issued, Price Per Share			$ 0.033
Conversion of Stock, Shares Converted			818,181,819
Subsequent Event [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Principal amount			$ 30,000,000.0
Warrants to purchase common stock			150,000,000
Subsequent Event [Member] | Convertible Promissory Note [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Shares Issued, Price Per Share			$ 0.22